Segment Information (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Financial Information on Segments

Financial information on each of these segments is summarized in the following tables:

2018	Retail	Potash	Nitrogen	Phosphate and Sulfate	Others	Eliminations	Consolidated

Sales – third party	$12,620	$2,796	$2,651	$1,569	$–	$–	$19,636
– intersegment	50	220	566	328	–	(1,164)	–

Sales – total	12,670	3,016	3,217	1,897	–	(1,164)	19,636
Freight, transportation and distribution	–	(349)	(358)	(230)	–	73	(864)

Net sales	12,670	2,667	2,859	1,667	–	(1,091)
Cost of goods sold	(9,635)	(1,183)	(2,079)	(1,539)	–	1,056	(13,380)

Gross margin	3,035	1,484	780	128	–	(35)	5,392
Selling expenses	(2,303)	(14)	(32)	(10)	22	–	(2,337)
General and administrative expenses	(100)	(10)	(20)	(9)	(400)	–	(539)
Provincial mining and other taxes	–	(244)	(3)	(1)	(2)	–	(250)
Impairment of property, plant and equipment (Note 16)	–	(1,809)	–	–	–	–	(1,809)
Other income (expenses)	75	(14)	8	(6)	(106)	–	(43)

Earnings (loss) before finance costs and income taxes	707	(607)	733	102	(486)	(35)	414
Depreciation and amortization	499	404	429	206	54	–	1,592

EBITDA [1]	$1,206	$(203)	$1,162	$308	$(432)	$(35)	$2,006
Assets [2]	$17,964	$11,710	$10,009	$2,783	$3,678	$(642)	$45,502

1

EBITDA is a non-IFRS measure calculated as net (loss) earnings from continuing operations before finance costs, income taxes, and depreciation and amortization. Nutrien uses EBITDA as a supplemental measure. Generally, this measure is a numerical measure of a company’s performance, that either excludes or includes amounts that are not normally excluded or included in the most directly comparable measure calculated and presented in accordance with IFRS. In evaluating this measure, investors should consider that the methodology applied in calculating this measure may differ among companies and analysts. The Company uses both IFRS and certain non-IFRS measures to assess performance. Management believes the non-IFRS measures provide useful supplemental information to investors in order that they may evaluate Nutrien’s financial performance using the same measures as management. Management believes that, as a result, the investor is afforded greater transparency in assessing the financial performance of the Company. This non-IFRS financial measure should not be considered as a substitute for, nor superior to, measures of financial performance prepared in accordance with IFRS.

2	Included in the Nitrogen and Retail segments are $428 and $208 relating to equity-accounted investees, respectively, as described in Note 21.

2017	Potash	Nitrogen	Phosphate and Sulfate	Others	Eliminations	Consolidated
Sales – third party	$1,868	$1,395	$1,284	$–	$–	$4,547
– intersegment	–	74	–	–	(74)	–

Sales – total	1,868	1,469	1,284	–	(74)	4,547
Freight, transportation and distribution	(235)	(129)	(173)	–	–	(537)

Net sales	1,633	1,340	1,111	–	(74)
Cost of goods sold [1]	(829)	(1,084)	(1,477)	–	74	(3,316)

Gross margin	804	256	(366)	–	–	694
Selling expenses	(7)	(14)	(6)	(2)	–	(29)
General and administrative expenses	(7)	(4)	(4)	(170)	–	(185)
Provincial mining and other taxes	(146)	–	–	–	–	(146)
Other expenses	(19)	(3)	(4)	(99)	–	(125)

Earnings (loss) before finance costs and income taxes	625	235	(380)	(271)	–	209
Depreciation and amortization	232	203	220	37	–	692

EBITDA	$857	$438	$(160)	$(234)	$–	$901
Assets [2]	$9,756	$2,577	$1,938	$2,727	$–	$16,998

1	Included in the Phosphate and Sulfate segment is $305 of impairment of property, plant and equipment as described in Note 16.
2	Included in the total assets relating to the Others segment is $1,858 relating to the investments held for sale as described in Note 10.

Summary of Financial Information by Geographical Area

Financial information by geographic area is summarized in the following tables:

	Country of Origin
2018	United States	Canada	Australia	Trinidad	Other	Consolidated
Sales to customers outside the Company
United States	$10,488	$1,249	$–	$153	$1	$11,891
Canada	208	2,582	–	–	–	2,790
Australia	2	–	1,679	–	–	1,681
Canpotex [1]	–	1,657	–	–	–	1,657
Mexico	70	–	–	15	–	85
Trinidad	9	–	–	181	–	190
Argentina	9	–	–	–	378	387
Brazil	38	–	–	–	74	112
Colombia	9	–	–	42	–	51
Other Latin America	20	–	–	59	92	171
India	151	–	–	–	–	151
Europe	11	58	67	93	83	312
Other	22	–	100	32	4	158

	$11,037	$5,546	$1,846	$575	$632	$19,636

Non-current assets [2]	$14,501	$17,100	$607	$570	$621	$33,399

1

As described in Note 1, Canpotex executed offshore marketing, sales and distribution functions for certain of the Company’s products. Canpotex’s 2018 sales volumes were made to: Latin America 33%, China 18%, India 10%, Other Asian markets 31%, other markets 8% (Note 30).

2	Includes non-current assets other than financial instruments, deferred tax assets and post-employment benefit assets.

	Country of Origin

2017	United States	Canada	Trinidad	Other	Consolidated

Sales to customers outside the Company
United States	$1,657	$784	$274	$–	$2,715
Canada	194	95	–	–	289
Canpotex [1]	–	988	–	–	988
Mexico	76	–	9	–	85
Trinidad	–	–	132	–	132
Brazil	26	1	–	–	27
Colombia	12	–	36	–	48
Other Latin America	26	–	42	–	68
India	97	–	7	–	104
Other	10	–	81	–	91

	$2,098	$1,868	$581	$–	$4,547

Non-current assets [2]	$3,259	$9,501	$554	$6	$13,320

1	Canpotex’s 2017 sales volumes were made to: Latin America 30%, China 18%, India 12%, Other Asian markets 33%, other markets 7% (Note 30).
2	Includes non-current assets other than financial instruments, deferred tax assets and post-employment benefit assets.

Summary of Disaggregated Revenue from Contracts with Customers by Product Line or Geographic Location for Each Reportable Segment

The Company disaggregated revenue from contracts with customers by product line or geographic location for each reportable segment to show how the nature, amount, timing and uncertainty of revenue and cash flows are affected by economic factors.

	Year Ended December 31,

Retail sales by product line	2018	2017

Crop nutrients	$4,577	$–
Crop protection products	4,862	–
Seed	1,687	–
Merchandise	734	–
Services and other	810	–

	$12,670	$–

Manufactured Potash sales by geography
North America	$1,359	$878
Offshore [1]	1,657	990

	$3,016	$1,868

1	Relates primarily to Canpotex (Note 30).

	Year Ended December 31,

Nitrogen sales by product line	2018	2017

Manufactured Product
Ammonia	$1,061	$628
Urea	979	330
Solutions and nitrates	729	478
Other nitrogen and purchased products	448	33

	$3,217	$1,469

Phosphate and Sulfate sales by product line
Manufactured Product
Fertilizer	$1,141	$739
Industrial and Feed	469	537
Ammonium sulfate	96	–
Other phosphate and purchased products	191	8

	$1,897	$1,284